N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Aug. 20, 2025
Amendment Flag	false
C000055032 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	John Hancock Small Cap Dynamic Growth Fund - Class A*	1.20%	25.23%	7.49%	7.04%
	Adviser: John Hancock Investment Management, LLC
	Subadviser: Axiom Investors, LLC

*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	John Hancock Small Cap Dynamic Growth Fund - Class A*	1.20%	25.23%	7.49%	7.04%
	Adviser: John Hancock Investment Management, LLC
	Subadviser: Axiom Investors, LLC

*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000055032 [Member] | C000199365 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	John Hancock Small Cap Dynamic Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: John Hancock Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Axiom Investors, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	25.23%
Average Annual Total Returns, 5 Years [Percent]	7.49%
Average Annual Total Returns, 10 Years [Percent]	7.04%
C000055029 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	John Hancock Small Cap Dynamic Growth Fund - Class A*	1.20%	25.23%	7.49%	7.04%
	Adviser: John Hancock Investment Management, LLC
	Subadviser: Axiom Investors, LLC

*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	John Hancock Small Cap Dynamic Growth Fund - Class A*	1.20%	25.23%	7.49%	7.04%
	Adviser: John Hancock Investment Management, LLC
	Subadviser: Axiom Investors, LLC

*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000055029 [Member] | C000199365 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	John Hancock Small Cap Dynamic Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: John Hancock Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Axiom Investors, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	25.23%
Average Annual Total Returns, 5 Years [Percent]	7.49%
Average Annual Total Returns, 10 Years [Percent]	7.04%